Subsidiary Guarantors (Tables)	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Condensed Consolidating Income Statements

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Three Months Ended October 28, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$2,036	$110	$—	$2,146
Cost of sales	—	1,448	82	—	1,530

Gross Profit	—	588	28	—	616
Operating expenses:
Selling, general and administrative	16	381	21	—	418
Depreciation and amortization	3	81	—	—	84

Total operating expenses	19	462	21	—	502
Operating Income (Loss)	(19)	126	7	—	114
Interest expense	178	75	1	(89)	165
Interest (income)	(75)	(1)	(13)	89	—
Net (earnings) loss of equity affiliates	(71)	—	—	71	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(51)	52	19	(71)	(51)
Provision (benefit) for income taxes	3	(3)	2	—	2

Income (Loss) from Continuing Operations	(54)	55	17	(71)	(53)
Income (loss) from discontinued operations, net of tax	4	(1)	—	—	3

Net Income (Loss)	$(50)	$54	$17	$(71)	$(50)
Other comprehensive income – foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(50)	$54	$17	$(71)	$(50)

	Three Months Ended October 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$1,791	$102	$—	$1,893
Cost of sales	—	1,283	75	—	1,358

Gross Profit	—	508	27	—	535
Operating expenses:
Selling, general and administrative	21	349	19	—	389
Depreciation and amortization	3	78	—	—	81

Total operating expenses	24	427	19	—	470
Operating Income (Loss)	(24)	81	8	—	65
Interest expense	180	75	—	(95)	160
Interest (income)	(75)	(1)	(19)	95	—
Net (earnings) loss of equity affiliates	(26)	—	—	26	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(103)	7	27	(26)	(95)
Provision (benefit) for income taxes	16	(1)	9	—	24

Income (Loss) from Continuing Operations	(119)	8	18	(26)	(119)
Income (loss) from discontinued operations, net of tax	14	—	—	—	14

Net Income (Loss)	$(105)	$8	$18	$(26)	$(105)
Other comprehensive income (loss) – foreign currency translation adjustment	(6)	—	(6)	6	(6)

Total Comprehensive Income (Loss)	$(111)	$8	$12	$(20)	$(111)

	Nine Months Ended October 28, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$5,726	$315	$—	$6,041
Cost of sales	—	4,075	233	—	4,308

Gross Profit	—	1,651	82	—	1,733
Operating expenses:
Selling, general and administrative	52	1,107	64	—	1,223
Depreciation and amortization	10	239	1	—	250

Total operating expenses	62	1,346	65	—	1,473
Operating Income (Loss)	(62)	305	17	—	260
Interest expense	545	225	1	(282)	489
Interest (income)	(225)	(3)	(54)	282	—
Net (earnings) loss of equity affiliates	(143)	—	—	143	—
Loss on extinguishment of debt	220	—	—	—	220

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(459)	83	70	(143)	(449)
Provision (benefit) for income taxes	19	(6)	23	—	36

Income (Loss) from Continuing Operations	(478)	89	47	(143)	(485)
Income (loss) from discontinued operations, net of tax	12	7	—	—	19

Net Income (Loss)	$(466)	$96	$47	$(143)	$(466)
Other comprehensive income – foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(466)	$96	$47	$(143)	$(466)

	Nine Months Ended October 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$5,073	$303	$—	$5,376
Cost of sales	—	3,625	223	—	3,848

Gross Profit	—	1,448	80	—	1,528
Operating expenses:
Selling, general and administrative	57	1,026	61	—	1,144
Depreciation and amortization	9	235	1	—	245

Total operating expenses	66	1,261	62	—	1,389
Operating Income (Loss)	(66)	187	18	—	139
Interest expense	537	223	1	(284)	477
Interest (income)	(223)	(2)	(59)	284	—
Net (earnings) loss of equity affiliates	1	—	—	(1)	—
Other (income) expense, net	(1)	—	—	—	(1)

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(380)	(34)	76	1	(337)
Provision (benefit) for income taxes	24	7	28	—	59

Income (Loss) from Continuing Operations	(404)	(41)	48	1	(396)
Income (loss) from discontinued operations, net of tax	34	(11)	3	—	26

Net Income (Loss)	$(370)	$(52)	$51	$1	$(370)
Other comprehensive income (loss) – foreign currency translation adjustment	1	—	1	(1)	1

Total Comprehensive Income (Loss)	$(369)	$(52)	$52	$—	$(369)

CONDENSED CONSOLIDATING INCOME STATEMENTS

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Loss from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Other (income) expense, net	(1)	—	—	—	(1)
Net loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Loss from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$5,987	$326	$—	$6,313
Cost of sales	—	4,301	244	—	4,545

Gross Profit	—	1,686	82	—	1,768
Operating expenses:
Selling, general and administrative	83	1,304	66	—	1,453
Depreciation and amortization	22	334	3	—	359
Restructuring	1	21	(1)	—	21
Goodwill impairment	—	196	23	—	219

Total operating expenses	106	1,855	91	—	2,052
Operating Income (Loss)	(106)	(169)	(9)	—	(284)
Interest expense	679	305	—	(382)	602
Interest (income)	(304)	(11)	(67)	382	—
Other (income) expense, net	(206)	7	(9)	—	(208)
Net loss of equity affiliates	348	—	—	(348)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(623)	(470)	67	348	(678)
Provision (benefit) for income taxes	(70)	(148)	20	—	(198)

Income (Loss) from Continuing Operations	(553)	(322)	47	348	(480)
Loss from discontinued operations, net of tax	39	(72)	(1)	—	(34)

Net Income (Loss)	$(514)	$(394)	$46	$348	$(514)

Condensed Consolidating Balance Sheets

CONDENSED CONSOLIDATING BALANCE SHEETS

	October 28, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$107	$18	$33	$—	$158
Cash restricted for debt redemption	985	—	—	—	985
Receivables, net	—	1,032	73	—	1,105
Inventories	—	937	57	—	994
Deferred tax asset	—	84	2	(21)	65
Intercompany receivable	—	1	—	(1)	—
Other current assets	12	31	2	—	45

Total current assets	1,104	2,103	167	(22)	3,352

Property and equipment, net	63	321	6	—	390
Goodwill	—	3,272	7	—	3,279
Intangible assets, net	—	514	4	—	518
Deferred tax asset	80	—	6	(86)	—
Investment in subsidiaries	2,986	—	—	(2,986)	—
Intercompany notes receivable	2,774	608	—	(3,382)	—
Other assets	130	6	3	—	139

Total assets	$7,137	$6,824	$193	$(6,476)	$7,678

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$13	$723	$43	$—	$779
Accrued compensation and benefits	38	94	5	—	137
Current installments of long-term debt	940	—	—	—	940
Deferred tax liabilities	21	—	—	(21)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	98	108	11	—	217

Total current liabilities	1,110	925	60	(22)	2,073

Long-term debt, excluding current installments	5,975	—	—	—	5,975
Deferred tax liabilities	—	235	—	(86)	149
Intercompany notes payable	608	2,774	—	(3,382)	—
Other liabilities	325	30	7	—	362

Total liabilities	8,018	3,964	67	(3,490)	8,559

Stockholder’s equity (deficit)	(881)	2,860	126	(2,986)	(881)

Total liabilities and stockholder’s equity (deficit)	$7,137	$6,824	$193	$(6,476)	$7,678

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder’s equity (deficit)	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder’s equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

CONDENSED CONSOLIDATING BALANCE SHEETS

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholders’ equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholders’ equity	$6,632	$6,936	$520	$(7,350)	$6,738

	January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$249	$8	$35	$—	$292
Receivables, net	2	830	75	—	907
Inventories	—	958	77	—	1,035
Deferred tax asset	40	62	4	(4)	102
Intercompany receivable	—	3	—	(3)	—
Other current assets	9	35	1	—	45

Total current assets	300	1,896	192	(7)	2,381

Property and equipment, net	62	322	6	—	390
Goodwill	—	3,132	18	—	3,150
Intangible assets, net	—	988	4	—	992
Deferred tax asset	117	—	—	(117)	—
Investment in subsidiaries	2,752	—	—	(2,752)	—
Intercompany notes receivable	3,054	304	—	(3,358)	—
Other assets	172	4	203	(203)	176

Total assets	$6,457	$6,646	$423	$(6,437)	$7,089

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$20	$730	$55	$—	$805
Accrued compensation and benefits	32	80	6	—	118
Current installments of long-term debt	10	—	—	—	10
Intercompany payables	—	—	3	(3)	—
Other current liabilities	157	104	11	—	272

Total current liabilities	219	914	75	(3)	1,205

Long term debt, excluding current installments	5,423	—	—	(184)	5,239
Deferred tax liabilities	—	222	—	(121)	101
Intercompany notes payable	304	3,054	—	(3,358)	—
Other liabilities	415	45	7	(19)	448

Total liabilities	6,361	4,235	82	(3,685)	6,993

Stockholders’ equity	96	2,411	341	(2,752)	96

Total liabilities and stockholders’ equity	$6,457	$6,646	$423	$(6,437)	$7,089

Condensed Consolidating Cash Flow Statements

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Nine Months Ended October 28, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(368)	$19	$72	$(50)	$(327)
Cash flows from investing activities
Capital expenditures	(19)	(59)	(2)	—	(80)
Proceeds from sale of property and equipment	—	5	—	—	5
Purchase of debt investments	—	—	(1)	1	—
Purchase of other investments	(985)	—	—	—	(985)
Proceeds from sale of a business	480	—	1	—	481
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from (payments of) intercompany notes	—	33	—	(33)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(2)	—	(2)

Net cash flows from investing activities	(693)	(217)	(4)	137	(777)

Cash flows from financing activities
Dividend payment	—	—	(50)	50	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(33)	—	—	33	—
Borrowings of long-term debt	4,140	—	—	—	4,140
Repayments of long-term debt	(3,289)	—	—	(1)	(3,290)
Borrowings on long-term revolver	1,192	—	—	—	1,192
Repayments of long-term revolver	(797)	—	—	—	(797)
Debt issuance and modification fees	(95)	—	—	—	(95)
Other financing activities	1	—	—	—	1

Net cash flows from financing activities	1,119	204	(85)	(87)	1,151

Net increase (decrease) in cash & cash equivalents	$58	$6	$(17)	$—	$47
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$107	$18	$33	$—	$158

	Nine Months Ended October 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(652)	$384	$4	$—	$(264)
Cash flows from investing activities
Capital expenditures	(11)	(46)	(1)	—	(58)
Proceeds from sale of property and equipment	—	4	—	—	4
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of businesses	93	(6)	11	—	98
Payments for a business acquired	—	(21)	—	—	(21)
Proceeds from (payments of) intercompany notes	—	(306)	—	306	—

Net cash flows from investing activities	61	(377)	10	306	—

Cash flows from financing activities
Borrowings (repayments) of intercompany notes	306	—	—	(306)	—
Repayments of long-term debt	(8)	—	—	—	(8)
Borrowings on long-term revolver	888	—	—	—	888
Repayments of long-term revolver	(769)	—	—	—	(769)

Net cash flows from financing activities	417	—	—	(306)	111

Net increase (decrease) in cash & cash equivalents	$(174)	$7	$14	$—	$(153)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$75	$15	$49	$—	$139

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$51	$16	$13	$(11)	$69
Cash flows from investing activities
Capital expenditures	(9)	(48)	(1)	—	(58)
Proceeds from sales of property and equipment	1	7	—	—	8
Refunds (payments) for businesses acquired, net of cash acquired	22	(16)	(3)	3	6
Proceeds from sale of a business	6	—	—	(3)	3
(Payments for) proceeds from debt & other investments	—	5	(67)	62	—
Investments in equity affiliates	(62)	—	—	62	—
Proceeds from (payments of) intercompany notes	12	39	—	(51)	—

Net cash flows from investing activities	(30)	(13)	(71)	73	(41)
Cash flows from financing activities
Equity contribution	—	—	51	(51)	—
Borrowings (repayments) of intercompany notes	(39)	(12)	—	51	—
Repayments of long-term debt	(10)	—	—	(62)	(72)
Borrowings on long-term revolver	5	—	—	—	5
Repayments of long-term revolver	(196)	—	—	—	(196)

Net cash flows from financing activities	(240)	(12)	51	(62)	(263)
Effect of exchange rates on cash	—	—	3	—	3

Net increase (decrease) in cash & cash equivalents	(219)	(9)	(4)	—	(232)
Cash and cash equivalents at beginning of period	698	17	56	—	771

Cash and cash equivalents at end of period	$479	$8	$52	$—	$539